Provisions (Details) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provisions
Pension liabilities	kr 8	kr 57	kr 82	kr 83
Long term employee benefit	7	4
Off balance, expected credit losses	13	7
Total	kr 28	kr 68